Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Schedule of U.S. Federal statutory tax rate and effective tax rate for financial statement purposes

The following table summarizes the significant differences between the U.S. Federal statutory tax rate and the Company’s effective tax rate for financial statement purposes for the years ended December 31, 2022 and 2021:

	Year Ended December 31,
	2022	2021
US Federal statutory tax rate	21.0%	21.0%
State taxes	3.2%	3.8%
Permanent differences and other	0.2%	0.1%
Debt extinguishment	(4.3)%	1.7%
Derivative liabilities	5.7%	0.0%
Stock-based compensation	(0.1)%	(2.4)%
Intangible Asset Impairment	(5.4)%	0.0%
Debt discount	0.0%	0.0%
Prior period adjustments to opening deferred tax	0.4%	2.2%
Change in valuation allowance	(20.6)%	(26.4)%
	0.0%	0.0%

Schedule of Deferred Tax Assets and Liabilities

The tax effects of temporary differences that give rise to deferred tax assets and liabilities as of December 31, 2022 and 2021 were as follows:

(In thousands)	December 31, 2022	December 31, 2021
Net operating loss carryforward	$24,295	$12,565
Accruals, reserves, and other	20,082	2,529
Stock-based compensation	1,578	491
Fixed assets	68	—
Intangible Assets	3,534	—
Capitalized Sec. 174 R&E	1,937	—
Research and development tax credit carryforward	1,260	571
Lease liability	577	333
Total deferred tax assets	53,331	16,489
Valuation allowance	(52,730)	(13,852)
Net deferred tax assets	$601	$2,637
Fixed assets	—	(144)
Intangible assets	—	(1,888)
Debt discount	—	—
Right-of-use assets	(549)	(323)
Deferred commissions	(52)	(307)
Total deferred tax liabilities	$(601)	$(2,662)
	$—	$(25)